Share-Based Compensation (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	May 18, 2018
Ordinary shares reserved for issuance			5,000,000
Share-based compensation		$ 6,700
Weighted average remaining period		2 years 8 months 19 days
Successor [Member]
Share-based compensation	$ 1,000
Successor [Member] | Costs of Services [Member]
Share-based compensation	500
Successor [Member] | Selling, General and Administrative Services [Member]
Share-based compensation	$ 500